AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 92.0%
Australia — 4.9%
ANZ Group Holdings Ltd.	186,294	$4,090,745
APA Group, UTS	127,072	745,995
Aristocrat Leisure Ltd.	58,687	2,716,825
BHP Group Ltd.	215,394	6,017,079
BlueScope Steel Ltd.	79,914	1,200,379
Brambles Ltd.	153,944	2,525,861
Codan Ltd.	15,100	294,763
Commonwealth Bank of Australia	19,291	2,130,374
Computershare Ltd.	76,633	1,841,173
Evolution Mining Ltd.	175,507	1,251,108
Fortescue Ltd.	177,668	2,200,321
Glencore PLC*	794,008	3,656,905
Harvey Norman Holdings Ltd.	54,201	264,390
JB Hi-Fi Ltd.	1,637	125,636
Medibank Private Ltd.	868,920	2,768,203
Mirvac Group, REIT	1,319,649	1,981,703
National Australia Bank Ltd.	69,869	2,038,203
Orica Ltd.	30,253	422,503
Pro Medicus Ltd.	3,345	681,028
Qantas Airways Ltd.	1,014,771	7,332,535
QBE Insurance Group Ltd.	736,042	10,016,253
REA Group Ltd.	3,466	530,014
Rio Tinto Ltd.	36,396	2,935,814
Rio Tinto PLC	116,975	7,708,939
Scentre Group, REIT	763,090	2,058,341
Sonic Healthcare Ltd.	117,080	1,658,308
Stockland, REIT	167,394	676,978
Suncorp Group Ltd.	16,753	224,619
Telstra Group Ltd.	2,062,675	6,576,064
Vicinity Ltd., REIT	981,462	1,635,131
Westpac Banking Corp.	24,925	642,189
Woodside Energy Group Ltd.	91,672	1,384,336
		80,332,715
Austria — 0.3%
Erste Group Bank AG	46,651	4,585,912
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	46,529	2,781,350
KBC Group NV	29,208	3,500,256
UCB SA	10,561	2,947,944
		9,229,550
Brazil — 1.1%
Ambev SA	701,900	1,591,795
Embraer SA, ADR	56,774	3,431,988
MercadoLibre, Inc.*	2,104	4,916,922
NU Holdings Ltd. (Class A Stock)*	82,615	1,322,666
Petroleo Brasileiro SA, ADR	80,088	1,013,914
Pluxee NV	27,695	493,364
Vale SA	160,200	1,733,161
XP, Inc. (Class A Stock)(a)	29,294	550,434
Yara International ASA	85,796	3,144,765
		18,199,009
Canada — 1.7%
Bank of Montreal	3,485	454,124
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Brookfield Corp.	40,245	$2,761,367
Cenovus Energy, Inc.	380,880	6,467,051
CGI, Inc.	7,872	701,166
Colliers International Group, Inc.	6,041	944,804
Constellation Software, Inc.	731	1,984,410
Dollarama, Inc.	16,406	2,163,654
Finning International, Inc.	35,166	1,633,601
iA Financial Corp., Inc.	5,008	569,387
Kinross Gold Corp.	104,361	2,590,091
Manulife Financial Corp.	44,173	1,376,260
Royal Bank of Canada	5,268	776,441
Shopify, Inc. (Class A Stock)*(a)	31,567	4,691,172
Toronto-Dominion Bank (The)	5,342	427,145
Transcontinental, Inc. (Class A Stock)	52,418	740,865
		28,281,538
China — 2.3%
Alibaba Group Holding Ltd.	102,800	2,299,031
Anhui Conch Cement Co. Ltd. (Class H Stock)	199,500	600,791
BOC Hong Kong Holdings Ltd.	559,000	2,618,789
BYD Co. Ltd. (Class H Stock)	173,205	2,448,197
China Construction Bank Corp. (Class H Stock)	1,913,000	1,834,885
China Merchants Bank Co. Ltd. (Class H Stock)	101,500	607,475
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	142,300	545,414
JD.com, Inc. (Class A Stock)	29,950	524,739
Kingsoft Corp. Ltd.	90,200	400,238
Lenovo Group Ltd.	292,000	432,683
NetEase, Inc., ADR(a)	11,856	1,801,993
PDD Holdings, Inc., ADR*(a)	5,773	763,017
PetroChina Co. Ltd. (Class H Stock)	1,392,000	1,261,940
Prosus NV*	104,032	7,356,628
SITC International Holdings Co. Ltd.	283,000	1,089,532
Tencent Holdings Ltd.	97,084	8,272,489
Vipshop Holdings Ltd., ADR	30,388	596,820
Wilmar International Ltd.	86,200	190,631
Xiaomi Corp. (Class B Stock), 144A*	375,710	2,611,165
Yangzijiang Shipbuilding Holdings Ltd.	262,500	686,769
		36,943,226
Denmark — 0.9%
AP Moller - Maersk A/S (Class A Stock)	88	172,619
AP Moller - Maersk A/S (Class B Stock)	438	861,010
Carlsberg A/S (Class B Stock)	11,121	1,294,462
Danske Bank A/S	33,941	1,449,775
Novo Nordisk A/S (Class B Stock)	122,194	6,803,966
Novonesis Novozymes B	30,784	1,894,571
Pandora A/S	10,669	1,394,944
ROCKWOOL A/S (Class B Stock)	11,360	423,517
		14,294,864
Finland — 1.1%
Fortum OYJ(a)	9,726	184,606
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Konecranes OYJ	2,315	$191,657
Nokia OYJ	733,680	3,528,120
Nordea Bank Abp	476,447	7,844,119
Orion OYJ (Class B Stock)	46,902	3,600,828
Wartsila OYJ Abp	107,426	3,222,209
		18,571,539
France — 10.0%
Air Liquide SA	24,616	5,128,907
Airbus SE	48,941	11,428,995
Alstom SA*	196,651	5,145,654
Amundi SA, 144A	27,284	2,168,384
Arkema SA	20,384	1,292,509
AXA SA	281,657	13,506,865
BNP Paribas SA	203,058	18,572,253
Bouygues SA	20,450	922,370
Capgemini SE	32,057	4,676,392
Carrefour SA	114,082	1,728,885
Christian Dior SE	1,011	588,991
Cie de Saint-Gobain SA	61,929	6,710,104
Cie Generale des Etablissements Michelin SCA	158,927	5,723,554
Covivio SA, REIT	12,927	871,271
Credit Agricole SA	128,514	2,532,507
Edenred SE	18,775	447,121
Eiffage SA	23,121	2,962,214
Engie SA	471,364	10,132,690
EssilorLuxottica SA	4,427	1,442,112
Hermes International SCA	1,096	2,695,108
Klepierre SA, REIT	11,432	446,304
Legrand SA	75,027	12,466,568
L’Oreal SA	6,538	2,840,677
LVMH Moet Hennessy Louis Vuitton SE	4,561	2,806,754
Publicis Groupe SA	12,069	1,161,440
Safran SA	51,002	18,099,032
SCOR SE	12,314	435,498
Societe Generale SA	47,278	3,147,595
Sodexo SA	14,651	924,394
Technip Energies NV	3,096	146,112
Teleperformance SE	9,714	725,572
Thales SA	11,430	3,613,186
TotalEnergies SE	189,950	11,569,595
Vinci SA	45,327	6,299,182
		163,358,795
Germany — 8.3%
Allianz SE	22,616	9,515,154
Aumovio SE*	6,934	285,907
Bayer AG	119,511	3,978,659
Bayerische Motoren Werke AG	16,954	1,708,749
Continental AG	17,294	1,144,102
Deutsche Bank AG	127,356	4,510,413
Deutsche Boerse AG	9,600	2,570,795
Deutsche Post AG	56,307	2,516,210
Deutsche Telekom AG	449,249	15,305,675
E.ON SE	404,895	7,626,386
Fresenius Medical Care AG	86,736	4,582,919
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Fresenius SE & Co. KGaA	5,700	$318,548
Friedrich Vorwerk Group SE	5,348	516,346
GEA Group AG	44,431	3,284,877
Heidelberg Materials AG	17,054	3,854,984
Henkel AG & Co. KGaA	3,087	229,138
Infineon Technologies AG	147,524	5,787,392
LANXESS AG	66,621	1,658,815
Mercedes-Benz Group AG	86,058	5,424,235
MTU Aero Engines AG	1,055	486,711
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,569	11,217,354
Rheinmetall AG	3,276	7,663,125
RWE AG	20,268	901,495
SAP SE	39,279	10,517,629
Scout24 SE, 144A	22,085	2,770,726
Siemens AG	64,646	17,453,000
Siemens Energy AG*	62,253	7,319,653
Talanx AG	16,264	2,168,436
		135,317,433
Greece — 0.1%
Hellenic Telecommunications Organization SA	46,620	882,858
National Bank of Greece SA	103,915	1,513,152
		2,396,010
Hong Kong — 1.4%
AIA Group Ltd.	759,424	7,278,293
CLP Holdings Ltd.	159,500	1,319,752
Futu Holdings Ltd., ADR	3,800	660,858
Hong Kong Exchanges & Clearing Ltd.	70,300	3,990,970
Prudential PLC	363,730	5,092,119
Techtronic Industries Co. Ltd.	104,500	1,335,847
WH Group Ltd., 144A	3,128,529	3,388,044
		23,065,883
Hungary — 0.0%
Richter Gedeon Nyrt	17,180	522,692
India — 0.6%
Eternal Ltd.*	528,752	1,941,120
Infosys Ltd.	83,296	1,354,767
Mahindra & Mahindra Ltd.	26,038	1,004,927
MakeMyTrip Ltd.*(a)	16,443	1,539,065
Maruti Suzuki India Ltd.	3,213	580,318
Tata Consultancy Services Ltd.	54,714	1,780,904
UPL Ltd.	109,896	811,322
		9,012,423
Indonesia — 0.1%
Astra International Tbk PT	3,424,600	1,187,657
Telkom Indonesia Persero Tbk PT	2,186,900	402,667
		1,590,324
Ireland — 0.8%
AerCap Holdings NV	17,100	2,069,100
AIB Group PLC	734,859	6,699,520

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Ireland (cont’d.)
Cairn Homes PLC	1,052,483	$2,372,513
Kingspan Group PLC	24,173	2,021,127
		13,162,260
Israel — 0.4%
Check Point Software Technologies Ltd.*	9,309	1,926,125
Elbit Systems Ltd.	3,726	1,895,580
Nice Ltd.*	14,473	2,096,618
Nova Ltd.*	1,525	484,945
		6,403,268
Italy — 2.7%
A2A SpA	371,225	971,507
Brunello Cucinelli SpA(a)	25,262	2,767,532
Coca-Cola HBC AG*	14,465	682,439
Enel SpA	1,185,025	11,229,938
Eni SpA	96,890	1,695,197
Ferrari NV	5,559	2,694,563
Intesa Sanpaolo SpA	843,496	5,583,249
Italgas SpA	65,780	605,953
Leonardo SpA	2,306	147,553
Moncler SpA	21,455	1,262,698
Poste Italiane SpA, 144A	59,578	1,416,232
Ryanair Holdings PLC	67,490	1,972,221
Ryanair Holdings PLC, ADR(a)	17,747	1,068,724
UniCredit SpA	139,648	10,626,530
Unipol Assicurazioni SpA	85,626	1,840,752
		44,565,088
Japan — 17.0%
Advantest Corp.	40,600	4,017,076
Aisin Corp.	51,300	885,958
Ajinomoto Co., Inc.	137,500	3,942,017
Anycolor, Inc.	26,100	994,308
Asahi Group Holdings Ltd.	215,600	2,584,814
Asahi Kasei Corp.	213,000	1,674,122
Asics Corp.	234,400	6,133,661
Bridgestone Corp.	33,200	1,534,443
Chubu Electric Power Co., Inc.	73,900	1,026,324
Cybozu, Inc.	20,000	461,763
Dai Nippon Printing Co. Ltd.	67,100	1,141,018
Daifuku Co. Ltd.	78,100	2,499,510
Daito Trust Construction Co. Ltd.	41,000	899,591
Daiwa House Industry Co. Ltd.	15,600	560,274
Daiwa Securities Group, Inc.	25,400	206,402
Disco Corp.	700	219,478
DTS Corp.	18,000	159,250
ENEOS Holdings, Inc.	242,600	1,536,436
Food & Life Cos. Ltd.	33,400	1,743,668
Fuji Electric Co. Ltd.	8,200	549,677
Fujikura Ltd.	36,900	3,609,444
Fujitsu Ltd.	24,000	563,000
Hitachi Ltd.	234,300	6,207,326
Honda Motor Co. Ltd.(a)	252,100	2,601,503
Hoya Corp.	73,194	10,120,561
Ibiden Co. Ltd.	6,600	399,234
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
IHI Corp.	239,400	$4,458,651
Iida Group Holdings Co. Ltd.	64,800	1,033,432
Inpex Corp.	238,700	4,297,955
ITOCHU Corp.	139,800	7,954,396
JAFCO Group Co. Ltd.	15,600	272,719
Japan Tobacco, Inc.	84,100	2,758,232
JFE Holdings, Inc.	17,700	217,199
JGC Holdings Corp.	125,600	1,282,220
Kao Corp.	143,500	6,253,880
Kawasaki Kisen Kaisha Ltd.(a)	110,400	1,569,764
KDDI Corp.	285,400	4,551,710
Keyence Corp.	7,446	2,774,089
Kirin Holdings Co. Ltd.(a)	73,900	1,082,719
Komatsu Ltd.	57,900	2,017,075
Kyocera Corp.	16,200	217,626
Mabuchi Motor Co. Ltd.	16,100	281,634
Makita Corp.	21,400	693,604
Marubeni Corp.	10,800	269,484
MatsukiyoCocokara & Co.	150,000	3,046,962
Medipal Holdings Corp.	9,600	165,171
Meiko Electronics Co. Ltd.	9,400	624,269
MINEBEA MITSUMI, Inc.	126,500	2,377,034
Mitsubishi Corp.	448,300	10,687,206
Mitsubishi Electric Corp.	103,700	2,663,404
Mitsubishi Heavy Industries Ltd.	47,400	1,240,416
Mitsubishi UFJ Financial Group, Inc.	1,175,227	18,958,032
Mitsui & Co. Ltd.	116,200	2,885,387
Mitsui Fudosan Co. Ltd.	465,900	5,071,837
Mitsui Kinzoku Co. Ltd.	3,600	279,674
Mitsui OSK Lines Ltd.(a)	26,700	810,599
Mizuho Financial Group, Inc.	98,100	3,297,717
Monogatari Corp. (The)	10,400	299,751
MTG Co. Ltd.	8,100	254,394
NEC Corp.	229,300	7,339,684
Nintendo Co. Ltd.	80,781	6,989,112
Nippon Building Fund, Inc., REIT	127	119,836
Nippon Yusen KK(a)	72,300	2,467,249
Nitto Denko Corp.	72,500	1,718,594
Obic Co. Ltd.	24,600	857,394
ORIX Corp.	178,900	4,695,408
Osaka Gas Co. Ltd.	11,600	335,979
Otsuka Corp.	52,000	1,085,459
Otsuka Holdings Co. Ltd.	51,000	2,719,869
Pan Pacific International Holdings Corp.	202,500	1,333,248
Panasonic Holdings Corp.	258,300	2,803,614
Recruit Holdings Co. Ltd.	69,976	3,762,181
Renesas Electronics Corp.	82,000	943,426
Resona Holdings, Inc.	426,800	4,352,207
Sankyo Co. Ltd.	90,700	1,575,798
Sankyu, Inc.	21,400	1,170,347
SBI Holdings, Inc.	91,900	4,001,094
SCREEN Holdings Co. Ltd.	23,700	2,147,509
Sekisui Chemical Co. Ltd.	43,800	815,410
Simplex Holdings, Inc.	24,700	724,891
SoftBank Group Corp.	32,600	4,113,486
Sojitz Corp.	50,800	1,343,515
Sompo Holdings, Inc.	82,500	2,550,534

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sony Financial Group, Inc.*	626,350	$694,603
Sony Group Corp.	626,350	18,005,497
Sugi Holdings Co. Ltd.	31,900	769,215
Sumitomo Corp.	146,800	4,247,364
Sumitomo Electric Industries Ltd.	86,400	2,458,430
Sumitomo Mitsui Financial Group, Inc.	257,400	7,241,402
Sumitomo Realty & Development Co. Ltd.	21,100	930,708
Suzuki Motor Corp.	281,700	4,101,238
Taisei Corp.	8,000	549,738
Takeda Pharmaceutical Co. Ltd.(a)	112,000	3,289,484
TDK Corp.	51,200	741,417
Terumo Corp.	155,200	2,560,260
TIS, Inc.	18,900	623,419
Toho Co. Ltd.	20,300	1,304,943
Tokio Marine Holdings, Inc.	71,993	3,046,971
Tokyo Electron Ltd.	6,800	1,205,415
Tokyo Gas Co. Ltd.	50,700	1,802,824
Toyota Motor Corp.	114,600	2,201,061
Toyota Tsusho Corp.	231,800	6,416,763
Trend Micro, Inc.	5,800	317,450
Yamaha Corp.	68,400	454,154
Yamazaki Baking Co. Ltd.	127,900	2,847,420
Zensho Holdings Co. Ltd.	3,600	235,179
		276,929,899
Luxembourg — 0.2%
ArcelorMittal SA	89,073	3,213,390
Macau — 0.2%
Galaxy Entertainment Group Ltd.	449,000	2,468,763
Mexico — 0.2%
Fresnillo PLC	53,186	1,696,567
Grupo Financiero Banorte SAB de CV (Class O Stock)	141,613	1,422,277
		3,118,844
Netherlands — 5.0%
ABN AMRO Bank NV, 144A, CVA	151,945	4,874,328
Adyen NV, 144A*	1,010	1,625,170
Aegon Ltd.	200,925	1,619,858
Argenx SE*	9,213	6,807,021
ASML Holding NV	24,243	23,641,460
ASR Nederland NV	74,276	5,054,432
Euronext NV, 144A	13,650	2,043,561
Heineken NV	19,884	1,557,096
ING Groep NV	527,813	13,837,017
Koninklijke Ahold Delhaize NV	178,587	7,226,434
Koninklijke BAM Groep NV	72,135	683,076
Koninklijke KPN NV	1,155,847	5,547,534
NN Group NV	63,210	4,457,412
Wolters Kluwer NV	12,971	1,770,540
		80,744,939
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	92,543	1,987,594
	Shares	Value
Common Stocks (continued)
New Zealand (cont’d.)
Xero Ltd.*	15,014	$1,566,638
		3,554,232
Norway — 0.2%
Equinor ASA	74,230	1,810,182
Norsk Hydro ASA	97,550	663,254
		2,473,436
Peru — 0.1%
Credicorp Ltd.	5,409	1,440,309
Singapore — 2.3%
DBS Group Holdings Ltd.	416,384	16,512,876
Sea Ltd., ADR*	67,553	12,073,748
Singapore Exchange Ltd.	240,300	3,084,825
Singapore Technologies Engineering Ltd.	370,100	2,471,355
STMicroelectronics NV	104,439	2,951,960
		37,094,764
South Africa — 0.1%
Anglo American PLC	37,371	1,409,161
AVI Ltd.	94,757	542,754
Valterra Platinum Ltd.	4,341	309,425
		2,261,340
South Korea — 0.6%
Amorepacific Corp.	5,297	462,399
DB Insurance Co. Ltd.	6,813	673,315
Doosan Bobcat, Inc.*	21,237	840,186
Hugel, Inc.*	1,951	419,221
KB Financial Group, Inc.	15,863	1,309,267
Samsung Electronics Co. Ltd.	38,732	2,321,996
Samsung Fire & Marine Insurance Co. Ltd.	1,692	544,624
SK Hynix, Inc.	8,249	2,044,911
SK Square Co. Ltd.*	8,884	1,279,649
		9,895,568
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	24,910	1,996,738
Amadeus IT Group SA	8,878	705,710
Banco Bilbao Vizcaya Argentaria SA	240,207	4,628,701
Banco Santander SA	981,926	10,304,645
CaixaBank SA	639,959	6,759,193
Iberdrola SA	314,567	5,954,544
Industria de Diseno Textil SA	85,887	4,753,316
		35,102,847
Sweden — 2.0%
Asmodee Group AB (Class B Stock)*	19,152	245,720
Atlas Copco AB (Class A Stock)	244,041	4,138,443
Atlas Copco AB (Class B Stock)	53,543	805,686
Boliden AB*	48,982	1,999,365
Epiroc AB (Class B Stock)	11,020	208,482
Essity AB (Class B Stock)	131,128	3,427,572
Industrivarden AB (Class A Stock)	3,575	142,026

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Saab AB (Class B Stock)	40,711	$2,501,375
Sandvik AB	11,275	314,972
Securitas AB (Class B Stock)	12,690	191,278
Skanska AB (Class B Stock)	12,550	325,746
Svenska Handelsbanken AB (Class A Stock)	67,716	883,534
Swedbank AB (Class A Stock)	67,525	2,038,289
Swedish Orphan Biovitrum AB*	29,000	886,479
Tele2 AB (Class B Stock)	135,576	2,312,736
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	479,119	3,969,983
Telia Co. AB	393,246	1,500,221
Volvo AB (Class B Stock)	205,362	5,905,719
		31,797,626
Switzerland — 3.1%
ABB Ltd.	147,387	10,665,414
Accelleron Industries AG	3,375	285,811
Avolta AG*	28,524	1,557,517
Belimo Holding AG	110	115,688
Cie Financiere Richemont SA (Class A Stock)	30,173	5,792,202
Galderma Group AG	41,990	7,423,845
Logitech International SA	8,459	930,477
Lonza Group AG	10,049	6,719,147
On Holding AG (Class A Stock)*	25,215	1,067,855
Partners Group Holding AG	2,762	3,613,830
Sandoz Group AG	14,850	885,694
Schindler Holding AG	656	237,373
UBS Group AG	228,353	9,388,403
Zurich Insurance Group AG	1,961	1,401,690
		50,084,946
Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	164,000	1,170,983
MediaTek, Inc.	60,000	2,602,185
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,140	20,985,851
		24,759,019
Thailand — 0.1%
Kasikornbank PCL	177,100	916,026
United Arab Emirates — 0.1%
Emaar Properties PJSC	298,269	1,060,425
Emirates NBD Bank PJSC	84,147	556,696
		1,617,121
United Kingdom — 12.1%
3i Group PLC	203,140	11,197,682
Admiral Group PLC	28,450	1,284,040
Ashtead Group PLC	25,228	1,691,825
AstraZeneca PLC	86,420	13,239,640
Aviva PLC	34,975	323,547
B&M European Value Retail SA	102,300	360,882
BAE Systems PLC	123,109	3,426,915
Barclays PLC	2,821,818	14,519,171
Beazley PLC	71,443	873,746
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
British American Tobacco PLC	114,734	$6,102,393
CK Hutchison Holdings Ltd.	130,000	854,098
Coca-Cola Europacific Partners PLC	48,109	4,349,535
Compass Group PLC	259,850	8,857,185
ConvaTec Group PLC, 144A	135,064	421,704
Currys PLC	199,816	376,056
Diageo PLC	69,893	1,672,378
Halma PLC	82,639	3,846,909
Hikma Pharmaceuticals PLC	41,921	962,340
HSBC Holdings PLC	1,243,636	17,551,584
IG Group Holdings PLC	46,686	677,126
Imperial Brands PLC	196,318	8,339,874
InterContinental Hotels Group PLC	18,080	2,186,060
International Consolidated Airlines Group SA	744,941	3,898,611
JD Sports Fashion PLC	1,728,633	2,225,354
Kingfisher PLC	896,811	3,735,907
Lloyds Banking Group PLC	1,055,638	1,194,544
London Stock Exchange Group PLC	24,549	2,815,356
M&G PLC	312,283	1,064,982
NatWest Group PLC	1,622,110	11,457,535
Next PLC	46,693	7,783,905
Nomad Foods Ltd.	41,203	541,819
Phoenix Group Holdings PLC	130,625	1,133,440
Reckitt Benckiser Group PLC	10,469	806,134
RELX PLC	95,154	4,560,728
Rolls-Royce Holdings PLC	588,722	9,463,272
Safestore Holdings PLC, REIT	62,273	552,320
Sage Group PLC (The)	176,215	2,614,062
Segro PLC, REIT	272,898	2,411,339
Smith & Nephew PLC	260,887	4,731,799
Smiths Group PLC	6,345	201,169
SSE PLC	103,991	2,439,182
Standard Chartered PLC	137,276	2,664,193
TechnipFMC PLC	21,322	841,153
Tesco PLC	1,888,113	11,316,765
Unilever PLC (XAMS)	66,468	3,928,834
Unilever PLC (XLON)	78,459	4,660,185
United Utilities Group PLC	55,870	863,120
Vodafone Group PLC	2,469,920	2,872,280
WPP PLC	409,585	2,041,664
		195,934,342
United States — 7.5%
Carnival PLC*	11,150	296,374
CRH PLC	56,854	6,859,352
CSL Ltd.	11,184	1,471,213
CyberArk Software Ltd.*	4,594	2,219,591
Ferguson Enterprises, Inc.	12,918	2,901,215
GSK PLC	123,991	2,662,332
Holcim AG*	2,920	249,148
Monday.com Ltd.*(a)	5,700	1,104,033
Nestle SA	152,612	14,015,160
Novartis AG	173,547	22,314,394
QIAGEN NV	12,575	560,889
Roche Holding AG	47,349	15,766,439
Sanofi SA	113,128	10,712,532
Schneider Electric SE	5,981	1,683,485

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Shell PLC	741,439	$26,425,657
Signify NV, 144A	21,394	562,666
Spotify Technology SA*	9,916	6,921,368
Stellantis NV	140,751	1,306,389
Swiss Re AG	14,401	2,674,654
Tenaris SA	52,041	932,477
		121,639,368

Total Common Stocks (cost $1,198,746,317)		1,494,879,308
Preferred Stocks — 0.3%
Brazil — 0.0%
Gerdau SA (PRFC)	135,692	424,496
Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	149,222
Henkel AG & Co. KGaA (PRFC)	31,872	2,571,634
Sartorius AG (PRFC)	5,757	1,345,852
Volkswagen AG (PRFC)	8,375	907,764
		4,974,472

Total Preferred Stocks (cost $5,707,796)		5,398,968
Unaffiliated Exchange-Traded Funds — 5.8%
United States
iShares Core MSCI EAFE ETF	526,240	45,946,014
iShares MSCI EAFE ETF(a)	184,986	17,272,143
iShares MSCI EAFE Growth ETF	124,261	14,150,843
iShares MSCI EAFE Value ETF	246,627	16,728,709

Total Unaffiliated Exchange-Traded Funds (cost $75,638,973)		94,097,709

Total Long-Term Investments (cost $1,280,093,086)		1,594,375,985
Short-Term Investments — 3.7%
Affiliated Mutual Funds — 3.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	18,979,518	18,979,518
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $39,906,196; includes $39,794,788 of cash collateral for securities on loan)(b)(wb)	39,930,234	39,906,275

Total Affiliated Mutual Funds (cost $58,885,714)		58,885,793

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
3.900%	10/01/25	412	$411,953
(cost $412,000)
U.S. Treasury Obligations(n) — 0.1%
U.S. Treasury Bills
4.122%	10/02/25	280	279,969
3.965%	12/11/25(k)	500	496,203
0.000%	01/20/26	31	30,636

Total U.S. Treasury Obligations (cost $806,732)			806,808

Total Short-Term Investments (cost $60,104,446)			60,104,554

TOTAL INVESTMENTS—101.8% (cost $1,340,197,532)			1,654,480,539

Liabilities in excess of other assets(z) — (1.8)%			(28,782,267)

Net Assets — 100.0%			$1,625,698,272

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CITI	Citibank, N.A.
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,719,521; cash collateral of $39,794,788 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
82	Mini MSCI EAFE Index	Dec. 2025	$11,419,730	$(11,906)
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	CITI	AUD	1,792	$1,179,941	$1,186,100	$6,159	$—
Expiring 10/15/25	MSI	AUD	1,469	979,868	972,455	—	(7,413)
British Pound,
Expiring 12/17/25	WBC	GBP	2,306	3,126,509	3,101,091	—	(25,418)
Canadian Dollar,
Expiring 10/15/25	CITI	CAD	125	91,755	89,957	—	(1,798)
Chinese Renminbi,
Expiring 11/19/25	CITI	CNH	5,175	725,007	728,536	3,529	—
Expiring 11/19/25	GSI	CNH	4,702	658,821	661,972	3,151	—
Czech Koruna,
Expiring 12/17/25	MSI	CZK	15,000	723,409	724,785	1,376	—
Euro,
Expiring 12/17/25	CITI	EUR	840	990,248	990,047	—	(201)
Hong Kong Dollar,
Expiring 11/19/25	CITI	HKD	35,720	4,591,184	4,595,556	4,372	—
Expiring 11/19/25	GSI	HKD	5,594	718,997	719,713	716	—
Israeli Shekel,
Expiring 10/15/25	MSI	ILS	8,981	2,700,615	2,711,487	10,872	—
Japanese Yen,
Expiring 11/19/25	GSI	JPY	149,671	1,029,153	1,017,317	—	(11,836)
Expiring 11/19/25	GSI	JPY	114,437	781,760	777,828	—	(3,932)
Expiring 11/19/25	MSI	JPY	1,244,315	8,492,621	8,457,618	—	(35,003)
New Zealand Dollar,
Expiring 10/15/25	WBC	NZD	913	547,146	529,325	—	(17,821)
Norwegian Krone,
Expiring 12/17/25	MSI	NOK	19,470	1,970,486	1,951,367	—	(19,119)
Singapore Dollar,
Expiring 11/19/25	MSI	SGD	4,822	3,780,572	3,752,519	—	(28,053)
South Korean Won,
Expiring 11/19/25	MSI	KRW	2,028,868	1,470,024	1,448,038	—	(21,986)
Swedish Krona,
Expiring 12/17/25	CITI	SEK	6,329	683,544	675,518	—	(8,026)
Expiring 12/17/25	MSI	SEK	54,947	5,925,213	5,865,021	—	(60,192)
A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 12/17/25	GSI	CHF	116	$147,272	$147,206	$—	$(66)
Expiring 12/17/25	MSI	CHF	15,023	19,078,988	19,047,709	—	(31,279)
				$60,393,133	$60,151,165	30,175	(272,143)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/25	GSI	AUD	257	$168,936	$169,830	$—	$(894)
Expiring 10/15/25	MSI	AUD	61	39,901	40,108	—	(207)
Expiring 10/15/25	WBC	AUD	2,490	1,634,699	1,647,938	—	(13,239)
British Pound,
Expiring 12/17/25	GSI	GBP	2,999	4,064,469	4,033,463	31,006	—
Expiring 12/17/25	MSI	GBP	11,696	15,860,986	15,731,958	129,028	—
Canadian Dollar,
Expiring 10/15/25	GSI	CAD	1,399	1,013,479	1,006,001	7,478	—
Expiring 10/15/25	MSI	CAD	5,153	3,779,401	3,705,380	74,021	—
Czech Koruna,
Expiring 12/17/25	MSI	CZK	15,031	728,547	726,313	2,234	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	10,962	1,732,909	1,733,181	—	(272)
Euro,
Expiring 12/17/25	CITI	EUR	2,460	2,900,895	2,900,916	—	(21)
Expiring 12/17/25	GSI	EUR	511	602,263	602,283	—	(20)
Expiring 12/17/25	MSI	EUR	983	1,159,009	1,159,281	—	(272)
Expiring 12/17/25	WBC	EUR	5,339	6,293,638	6,295,854	—	(2,216)
Japanese Yen,
Expiring 11/19/25	GSI	JPY	101,469	691,223	689,685	1,538	—
Expiring 11/19/25	WBC	JPY	358,649	2,447,718	2,437,743	9,975	—
South Korean Won,
Expiring 11/19/25	GSI	KRW	2,031,817	1,472,342	1,450,143	22,199	—
Swiss Franc,
Expiring 12/17/25	MSI	CHF	662	837,711	839,115	—	(1,404)
Expiring 12/17/25	WBC	CHF	892	1,132,109	1,130,612	1,497	—
				$46,560,235	$46,299,804	278,976	(18,545)
						$309,151	$(290,688)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8